UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Independent Investors Inc.
          ----------------------------------------------------------------------
Address:  181 Smithtown Blvd.
          ----------------------------------------------------------------------
          Nesconset, New York  11767
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-05873
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick Moloney
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    631-979-2142
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Patrick Moloney                 Nesconset, New York               02-14-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 101
                                        -------------------

Form 13F Information Table Value Total: $ 176,711
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

          ITEM 1:                 ITEM 2:      ITEM 3:      ITEM 4:     ITEM 5:        ITEM 6:        ITEM 7:          ITEM 8:
----------------------------  --------------  ---------   ----------   -------- -------------------- ---------- --------------------
      NAME OF ISSUER          TITLE OF CLASS    CUSIP        FAIR      SHARES OR     INVESTMENT       MANAGERS    VOTING AUTHORITY
                                               NUMBER       MARKET     PRINCIPAL     DISCRETION                 ----- ------- ------
                                                            VALUE       AMOUNT   ------ ----- ------             (A)    (B)    (C)
                                                                                  (A)    (B)   (C)              SOLE   SHARED  NONE
                                                                                              SHARED
                                                                                  SOLE  SHARED OTHER
----------------------------  -------------   ---------   ----------   --------  ------ ------ ----- ---------- ----- ------- ------
3M                             Common Stock   88579Y101    2897000       35300    SOLE                            X
ABBOTT LABORATORIES            Common Stock   002824100    3941000       84484    SOLE                            X
AGILENT TECHNOLOGIES           Common Stock   00846U101     556000       23075    SOLE                            X
AIR PRODUCTS & CHEMICALS       Common Stock   009158106     771000       13300    SOLE                            X
AMARIN                         Common Stock   023111107      40000       15000    SOLE                            X
AMBAC FINANCIAL GROUP          Common Stock   023139108    2012000       24500    SOLE                            X
AMERICAN AXLE & MANUFACTURING  Common Stock   024061103     263000        8600    SOLE                            X
AMERICAN EXPRESS CO.           Common Stock   025816109    1635000       29020    SOLE                            X
AMERICAN INTL. GROUP           Common Stock   026874107    4188000       63775    SOLE                            X
AMGEN INC.                     Common Stock   031162100    4613000       71913    SOLE                            X
APPLE COMPUTER                 Common Stock   037833100     592000        9200    SOLE                            X
ARVIN MERITOR                  Common Stock   043353101     469000       21000    SOLE                            X
AVON PRODUCTS                  Common Stock   054303102    2016000       52100    SOLE                            X
BB&T CORPORATION               Common Stock   054937107    1707000       40600    SOLE                            X
BP plc (ADR)                   Common Stock   055622104    2348000       40206    SOLE                            X
BAKER HUGHES, INC.             Common Stock   057224107     853000       20000    SOLE                            X
BAXTER INTERNATIONAL           Common Stock   071813109    2006000       58100    SOLE                            X
BOEING CORPORATION             Common Stock   097023105    1294000       25000    SOLE                            X
BRISTOL-MYERS SQUIBB           Common Stock   110122108     988000       38600    SOLE                            X
CAPITAL ONE FINANCIAL          Common Stock   14040H105    3191000       37900    SOLE                            X
CHEVRON TEXACO                 Common Stock   166764100     703000       13400    SOLE                            X
CHOICEPOINT INC.               Common Stock   170388102     850000       18500    SOLE                            X
CHUBB INSURANCE                Common Stock   171232101    1538000       20000    SOLE                            X
CIENA CORPORATION              Common Stock   171779101      35000       10500    SOLE                            X
CISCO SYSTEMS                  Common Stock   17275R102    2071000      107200    SOLE                            X
CITIGROUP                      Common Stock   172967101    4061000       84307    SOLE                            X
COCA COLA                      Common Stock   191216100    2552000       61288    SOLE                            X
COMPUTER SCIENCES              Common Stock   205363104     270000        4800    SOLE                            X
CONOCO PHILLIPS                Common Stock   20825c104     442000        5098    SOLE                            X
CORNING INC.                   Common Stock   219350105     468000       39800    SOLE                            X
DISNEY (WALT) CO.              Common Stock   254687106    1903000       68475    SOLE                            X
DONALDSON CORP                 Common Stock   257651109    1765000       54200    SOLE                            X
DOVER CORP                     Common Stock   260003108    1849000       44100    SOLE                            X
DOW CHEMICAL                   Common Stock   260543103     202000        4100    SOLE                            X
DUPONT DE NEMOURS              Common Stock   263534109    1713000       34926    SOLE                            X
EMC CORP                       Common Stock   268648102     513000       34510    SOLE                            X
ELAN                           Common Stock   284131208     763000       28000    SOLE                            X
EMERSON CO.                    Common Stock   291011104    2583000       36850    SOLE                            X
ENDURANCE SPECIALTY HOLDINGS   Common Stock   G30397106     947000       27700    SOLE                            X
EXXON MOBIL                    Common Stock   30231G102    8946000      174525    SOLE                            X
FIRST HORIZON NATIONAL         Common Stock   320517105     963000       22350    SOLE                            X
FLOWSERVE CORP.                Common Stock   34354P105     721000       26200    SOLE                            X
FLUOR CORP                     Common Stock   343412102     272000        5000    SOLE                            X
GANNETT CO., INC.              Common Stock   364730101     261000        3200    SOLE                            X
GENERAL ELECTRIC               Common Stock   369604103    8019000      219700    SOLE                            X
GILLETTE COMPANY               Common Stock   375766102    2825000       63100    SOLE                            X
GOLDMAN SACHS                  Common Stock   38141G104     218000        2100    SOLE                            X
HOME DEPOT                     Common Stock   437076102    3473000       81276    SOLE                            X
HONEYWELL INTL                 Common Stock   438516106    2645000       74710    SOLE                            X
IBM CORPORATION                Common Stock   459200101    2381000       24161    SOLE                            X
INCO LTD                       Common Stock   453258402     757000       20600    SOLE                            X
INTEL CORP.                    Common Stock   458140100    2371000      101375    SOLE                            X
INTERACTIVE CORP               Common Stock   45840Q101     372000       13500    SOLE                            X
JP MORGAN CHASE & CO.          Common Stock   46625H100    3240000       83060    SOLE                            X
JOHNSON & JOHNSON              Common Stock   478160104    8488000      133850    SOLE                            X
JOHNSON CONTROLS, INC.         Common Stock   478366107     415000        6550    SOLE                            X
KERR-MCGEE CORP                Common Stock   492386107     924000       16000    SOLE                            X
L-3 COMMUNICATIONS             Common Stock   502424104    1412000       19280    SOLE                            X
LILLY (ELI) & CO.              Common Stock   532457108    1560000       27500    SOLE                            X
LOCKHEED MARTIN CORP           Common Stock   539830109    1316000       23700    SOLE                            X
LUCENT TECHNOLOGIES            Common Stock   549463107     206000       54920    SOLE                            X
MBNA CORP.                     Common Stock   55262L100    2260000       80203    SOLE                            X
MARTIN MARIETTA MATERIALS      Common Stock   573284106     295000        5500    SOLE                            X
MCCORMICK & CO                 Common Stock   579780206    1414000       36650    SOLE                            X
MEDTRONIC                      Common Stock   585055106     804000       16200    SOLE                            X
MELLON FINANCIAL               Common Stock   58551A108     755000       24300    SOLE                            X
MERRILL LYNCH                  Common Stock   590188108    3523000       58950    SOLE                            X
MICROSOFT CORPORATION          Common Stock   594918104    2651000       99240    SOLE                            X
MOLEX INC.                     Common Stock   608554101     216000        7200    SOLE                            X
MOTOROLA, INC.                 Common Stock   620076109     598000       34800    SOLE                            X
NETWORK APPLIANCE              Common Stock   64120J104     624000       18800    SOLE                            X
NOKIA CORP                     Common Stock   654902204     216000       13800    SOLE                            X
NORTEL NETWORKS                Common Stock   656568102      83000       24041    SOLE                            X
ORACLE CORPORATION             Common Stock   68389X105    3402000      248000    SOLE                            X
PATTERSON DENTAL COMPANY       Common Stock   703412106     781000       18000    SOLE                            X
PAYCHEX INC                    Common Stock   704326107    1731000       50800    SOLE                            X
PEPSICO                        Common Stock   713448108    1715000       32855    SOLE                            X
PFIZER                         Common Stock   717081103    3810000      141000    SOLE                            X
PROCTER & GAMBLE               Common Stock   742718109    4980000       90420    SOLE                            X
QUALCOMM                       Common Stock   747525103    2565000       60500    SOLE                            X
REUTERS GROUP PLC              Common Stock   76132M102     859000       20000    SOLE                            X
ROYAL DUTCH PETROLEUM          Common Stock   780257804     212000        3700    SOLE                            X
RYAN'S FAMILY STEAKHOUSE       Common Stock   783519101     259000       16800    SOLE                            X
SCHLUMBERGER LIMITED           Common Stock   80685710      937000       14000    SOLE                            X
SMUCKER JM COMPANY             Common Stock   832696405     706000       15000    SOLE                            X
STRYKER CORPORATION            Common Stock   863667101    1643000       34055    SOLE                            X
SYMANTEC                       Common Stock   871503108     835000       32430    SOLE                            X
TELLABS INC                    Common Stock   879664100     100000       11642    SOLE                            X
TETRA TECH INC.                Common Stock   88162G103     728000       43500    SOLE                            X
THOMAS & BETTS CORP.           Common Stock   884315102     369000       12000    SOLE                            X
TIME WARNER                    Common Stock   887317105     879000       45200    SOLE                            X
TOOTSIE ROLL INDUSTRIES        Common Stock   890516107    1339000       38690    SOLE                            X
TYCO INTERNATIONAL, LTD.       Common Stock   902124106     482000       13500    SOLE                            X
UNITED PARCEL SERVICE          Common Stock   911312106    9656000      113000    SOLE                            X
UNITED TECHNOLOGIES            Common Stock   913017109     310000        3000    SOLE                            X
WM WRIGLEY JR. CO.             Common Stock   982526105    2515000       36350    SOLE                            X
WACHOVIA CORP                  Common Stock   929771103     814000       15487    SOLE                            X
WATERS CORP                    Common Stock   941848103    6297000      134600    SOLE                            X
WOLVERINE WORLD WIDE           Common Stock   978097103    1168000       37200    SOLE                            X
WYETH                          Common Stock   983024100     472000       11100    SOLE                            X
ZIMMER HOLDINGS                Common Stock   98956P102     315000        3940    SOLE                            X




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